Schedule of trade and other payables (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Trade and other payables [abstract]
Trade payables		₨ 912,929	₨ 1,364,460
Accrued expenses		240,809	221,510
Related parties (refer to Note 42)		7,959	9,364
Refund and other payables		1,088,666	1,291,810
Total		2,250,363	2,887,144
Current	$ 30,290	2,215,425	2,859,370
Non-current	$ 478	₨ 34,938	₨ 27,774